7. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Current and deferred income tax tables

Income taxes relating to continuing operations for the years ended December 31 are as follows:

	2018	2017	2016*
Current tax
In respect of the current year	$611,501	$166,252	$34,261
In respect of the prior year	(20,985)	(14,227)	6,663
Others fiscal unit **	1,220	6,614	1,443
	591,736	158,639	42,367
Deferred tax (see note 8 — Deferred Taxes)
In respect of the current year	(273,071)	15,867	(130,306)
	(273,071)	15,867	(130,306)
Total income tax expense/(benefit) recognized in the current year relating to continuing operations	$318,665	$174,506	$(87,939)

*	Restated for discontinued operations (see note 9 — Discontinued Operations)

Reconciliation of income tax expense

The income tax expense for the years ended December 31 can be reconciled to the accounting profit as follows:

	2018	2017	2016*
Profit/(loss) before tax from continuing operations	$1,335,607	$(2,758,561)	$(427,636)
Income tax expense/(benefit) calculated at 27.9%, 27.9% and 31.4% for the year ended December 31, 2018, 2017 and 2016 respectively	$372,634	$(769,639)	$(134,278)
Effect of (income)/expenses that are exempt from taxation	(160,645)	–	9,795
Effect of expenses that are not deductible in determining taxable profit	82,003	235,350	180,042
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	(300,335)	746,964	136,125
Effect of previously unrecognized and unused tax losses and deductible temporary differences now recognized as deferred tax assets	–	(28,760)	(34,200)
Effect of new tax rule in fiscal unit **	1,220	6,614	(48,284)
Effect of prior year taxes	(20,985)	(14,227)	6,663
Effect of future change of fiscal aliquota*** on deferred taxes (previous years)	–	–	(261,115)
Effect of future change of fiscal aliquota on deferred taxes (generated in 2016)	–	–	18,258
Effect of sale of investment properties	428,644	–	–
Others	(83,871)	(1,796)	39,054
Income tax expense/(benefit) recognized in profit or loss relating to continuing operations (current & deferred)	$318,665	$174,506	$(87,939)

*	Restated for discontinued operations (see note 9 — Discontinued Operations)